Investments (Details) - Schedule of amortized cost, unrealized gains and losses, and fair value - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Treasury securities [Member]
Held-to-maturity investments
Amortized Cost		$ 149,996
Unrealized Gains
Gross Unrealized Losses		(1)
Fair Value		149,995
Commercial Paper [Member]
Held-to-maturity investments
Amortized Cost	$ 116,658	37,963
Unrealized Gains
Gross Unrealized Losses	(24)	(15)
Fair Value	116,634	37,948
Total held-to-maturity investments [Member]
Held-to-maturity investments
Amortized Cost	297,310	237,851
Unrealized Gains
Gross Unrealized Losses	(689)	(79)
Fair Value	$ 296,621	237,772
Corporate bonds and notes [Member]
Held-to-maturity investments
Amortized Cost		49,892
Unrealized Gains
Gross Unrealized Losses		(63)
Fair Value		$ 49,829